INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Balance at beginning of the period	$ 76,704,869
Balance at end of the period	174,412,251
Accumulated depreciation
Intangible assets
Balance at beginning of the period	(17,524,688)	$ (10,676,841)
Amortization of the period	(5,191,521)	(1,375,998)
Foreign currency translation	268	(1,292,161)
Balance at end of the period	(22,715,941)	(13,345,000)
HB4 and breeding program
Intangible assets
Balance at beginning of the period	29,802,534
Balance at end of the period	30,741,521
HB4 and breeding program | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(1,568,554)
Amortization of the period	(799,644)
Balance at end of the period	(2,368,198)
Integrated products
Intangible assets
Balance at beginning of the period	3,137,158
Balance at end of the period	3,122,724
Integrated products | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(43,997)
Amortization of the period	(22,242)
Foreign currency translation	(488)
Balance at end of the period	(66,727)
Microbiology product
Intangible assets
Balance at beginning of the period	5,792,348
Balance at end of the period	49,277,287
Microbiology product | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,063,073)	(2,041,023)
Amortization of the period	(313,970)	(259,522)
Foreign currency translation		(249,507)
Balance at end of the period	(3,377,043)	(2,550,052)
Trademarks and patents
Intangible assets
Balance at beginning of the period	8,267,041
Balance at end of the period	61,600,862
Trademarks and patents | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,916,004)	(2,900,915)
Amortization of the period	(2,136,403)	(368,581)
Foreign currency translation		(353,213)
Balance at end of the period	(6,052,407)	(3,622,709)
Software
Intangible assets
Balance at beginning of the period	2,167,985
Balance at end of the period	1,980,198
Software | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,008,388)	(1,935,552)
Amortization of the period	(285,881)	(212,148)
Foreign currency translation	756	(230,243)
Balance at end of the period	(3,293,513)	(2,377,943)
Customer loyalty
Intangible assets
Balance at beginning of the period	22,537,803
Balance at end of the period	22,689,659
Customer loyalty | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(5,924,672)	(3,799,351)
Amortization of the period	(1,633,381)	(535,747)
Foreign currency translation		(459,198)
Balance at end of the period	$ (7,558,053)	$ (4,794,296)